As filed with the Securities and Exchange Commission on March 19, 2010
Securities Act registration no. 33-19228
Investment Company Act file no. 811-05443

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 POST-EFFECTIVE AMENDMENT NO. 70

and

☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 AMENDMENT NO. 73

CALAMOS INVESTMENT TRUST
(Registrant)
2020 Calamos Court
Naperville, Illinois 60563
Telephone number: (630) 245-7200

Copies to:

John P. Calamos, Sr. Calamos Advisors LLC 2020 Calamos Court Naperville, Illinois 60563	Paulita A. Pike Eric S. Purple K&L Gates LLP 70 West Madison Street, Suite 3100 Chicago, Illinois 60602-4207
(Agents for service)

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.
It is proposed that this filing will become effective:
          ☑   immediately upon filing pursuant to paragraph (b) of rule 485
          ☐   on March 1, 2010 pursuant to paragraph (b) of rule 485
          ☐   60 days after filing pursuant to paragraph (a)(1) of rule 485
          ☐   on                      pursuant to paragraph (a)(1) of rule 485
          ☐   75 days after filing pursuant to paragraph (a)(2) of rule 485
          ☐   on                      pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note
Designation of New Effective Date for Previously Filed Amendment
Post-Effective Amendment No. 68 to the Registration Statement (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “Securities Act”) on January 5, 2010 to register one new series of Calamos Investment Trust, Calamos Discovery Growth Fund, and pursuant to Rule 485(a)(2) under the Securities Act would become effective on March 21, 2010. This Post-Effective Amendment No. 70 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act for the sole purpose of designating April 16, 2010 as the new date upon which the Amendment shall become effective.
This Post-Effective Amendment No. 70 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 68 and Part C of Post-Effective Amendment No. 69.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Naperville, and State of Illinois on the 19th day of March, 2010.

CALAMOS INVESTMENT TRUST
By	/s/ John P. Calamos
John P. Calamos
President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title		Date
/s/ John P. Calamos	Trustee and President	)

John P. Calamos	(principal executive officer))
)
)
)
)
/s/ Weston W. Marsh *	Trustee	)

Weston W. Marsh		)	March 19, 2010
)
/s/ John E. Neal *	Trustee	)

John E. Neal		)
)
/s/ William R. Rybak *	Trustee	)

William R. Rybak		)
)
/s/ Stephen B. Timbers *	Trustee	)

Stephen B. Timbers		)
)
/s/ David D. Tripple *	Trustee	)

David D. Tripple		)
)
)
/s/ Nimish S. Bhatt	Vice President	)

Nimish S. Bhatt	(chief financial officer))

*	Stathy Darcy signs this document pursuant to powers of attorney filed herewith.

By	/s/ Stathy Darcy
Stathy Darcy
Secretary